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VANGUARD(R) U.S. STOCK INDEX FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 17, 2006

The CUSIP numbers for Vanguard Institutional Total Stock Market Index Fund, found in the Additional Information box on page 7 of the prospectus, are replaced with the following:


Institutional Shares--922040308
Institutional Plus Shares--922040407




























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Vanguard Marketing Corporation, Distributor.                        PS854 082006